Basis of Presentation and Organization (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Common stock	$ 996,163	$ 996,163	$ 530,000
Common stock to be issued	50,900	33,837
Additional paid in capital	14,860,310	14,462,575	14,639,149
Other comprehensive income	(913,393)	(1,052,144)	(244,289)
Accumulated income/(deficit)	(7,218,816)	(6,917,697)	(6,905,851)
Total Stockholders' Equity	7,775,214	7,522,784	8,019,059	8,005,762
Reported
Preferred stock		50
Common stock		996,164
Common stock to be issued
Additional paid in capital		14,496,411
Other comprehensive income		(1,052,144)
Accumulated income/(deficit)		(6,917,697)
Total Stockholders' Equity		7,522,784
Restatement
Preferred stock		50
Common stock		996,163
Common stock to be issued		33,837
Additional paid in capital		14,462,575
Other comprehensive income		(1,052,144)
Accumulated income/(deficit)		(6,917,697)
Total Stockholders' Equity		$ 7,522,784